Deferred Credits and Other Noncurrent Liabilities - Summary of Changes to Asset Retirement Obligations (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications Of Assets Liabilities And Equities [Abstract]
Provision for asset retirement obligations at beginning of the year	₱ 1,630	₱ 1,582
Additional liability recognized during the year	161	82
Accretion expenses	47	39
Settlement of obligations and others	(182)	(73)
Provision for asset retirement obligations at end of the year	₱ 1,656	₱ 1,630